Share Capital and Warrants	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share Capital and Warrants

27. SHARE CAPITAL AND WARRANTS
A) Authorized
Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors prior to issuance and subject to the Company’s articles.
B) Issued and Outstanding – Common Shares

	2024		2023
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,871,868	16,031	1,909,190	16,320
Issued Upon Exercise of Warrants	3,982	39	2,610	26
Issued Under Stock Option Plans	5,049	68	3,679	58
Purchase of Common Shares under NCIB	(55,861)	(479)	(43,611)	(373)
Outstanding, End of Year	1,825,038	15,659	1,871,868	16,031
As at December 31, 2024, there were 48.8 million (December 31, 2023 – 45.5 million) common shares available for future issuance under the stock option plan.
C) Normal Course Issuer Bid
On November 7, 2024, the Company received approval from the TSX to renew the Company’s NCIB program to purchase up to 127.5 million common shares during the period from November 11, 2024, to November 10, 2025.
For the year ended December 31, 2024, the Company purchased and cancelled 55.9 million common shares (2023 – 43.6 million) through the NCIB. The shares were purchased at a volume weighted average price of $25.38 per common share (2023 – $24.32) for a total of $1.4 billion (2023 – $1.1 billion). Paid in surplus was reduced by $966 million (2023 – $688 million), representing the excess of the purchase price of the common shares over their average carrying value of $939 million (2023 – $688 million) and taxes paid of $27 million (2023 – $nil).
From January 1, 2025, to February 14, 2025, the Company purchased an additional 1.5 million common shares for $32 million. As at February 14, 2025, the Company can further purchase up to 124.9 million common shares under the NCIB.
D) Treasury Shares
In 2024, Cenovus established an employee benefit plan trust (the “Trust”). The Trust, through an independent trustee, acquires Cenovus’s common shares on the open market, which are held to satisfy the Company’s obligations under certain stock-based compensation plans.

	2024
	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	—	—
Purchase of Common Shares Under Employee Benefit Plan	2,000	43
Outstanding, End of Year	2,000	43
E) Issued and Outstanding – Preferred Shares
First Preferred Shares

	2024		2023
	Number of Preferred Shares (thousands)	Amount	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	36,000	519	36,000	519
Preferred Shares Redeemed	(10,000)	(163)	—	—
Outstanding, End of Year	26,000	356	36,000	519
On December 31, 2024, Cenovus exercised its right to redeem all 10.0 million of the Company’s series 3 preferred shares at a price of $25.00 per share, for a total of $250 million. Paid in surplus was reduced by $87 million, representing the excess of the purchase price of the series 3 preferred shares over their carrying value.
The Company had the following preferred shares outstanding as at December 31, 2024:

As at December 31, 2024	Dividend Reset Date	Dividend Rate (percent)	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58	10,740
Series 2 First Preferred Shares (1)	Quarterly	5.21	1,260
Series 5 First Preferred Shares	March 31, 2025	4.59	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94	6,000
(1)The floating-rate dividend was 6.77 percent from December 31, 2023, to March 30, 2024 (December 31, 2022, to March 30, 2023 – 5.86 percent); 6.71 percent from March 31, 2024, to June 29, 2024 (March 31, 2023, to June 29, 2023 – 6.29 percent); 6.60 percent from June 30, 2024, to September 29, 2024 (June 30, 2023, to September 29, 2023 – 6.29 percent); and 5.94 percent from September 30, 2024, to December 30, 2024 (September 30, 2023, to December 30, 2023 – 6.89 percent).
Every five years, subject to certain conditions, the holders of first preferred shares will have the right, at their option, to convert their shares into a specified series of first preferred shares should the Company elect to not redeem the shares. On March 31, 2026, and on March 31 every five years thereafter, holders of series 1 and series 2 first preferred shares will have such option to convert their shares into the other series. On March 31, 2025, and on March 31 every five years thereafter, holders of series 5 and series 6 first preferred shares (if any) will have such option to convert their shares into the other series. On June 30, 2025, and on June 30 every five years thereafter, holders of series 7 and series 8 first preferred shares (if any) will have such option to convert their shares into the other series.
Each series of outstanding first preferred shares are entitled to receive a cumulative quarterly dividend, payable on the last day of March, June, September and December in each year, if, as and when declared by Cenovus’s Board of Directors. For the series 1, series 5 and series 7 first preferred shares, such dividend rate resets every five years at the rate equal to the sum of the five-year Government of Canada bond yield on the applicable calculation date plus 1.73 percent (series 1), 3.57 percent (series 5) and 3.52 percent (series 7). For the series 2, series 6 and series 8 first preferred shares, such dividend rate resets every quarter at the rate equal to the sum of the 90-day Government of Canada Treasury Bill yield on the applicable calculation date plus 1.73 percent (series 2), 3.57 percent (series 6) and 3.52 percent (series 8).
Every five years, subject to certain conditions, on the applicable conversion date Cenovus may, at its option, redeem all or any number of the then-outstanding series of first preferred shares by payment of an amount in cash for each share to be redeemed equal to $25.00. In addition, subject to certain conditions, on any other date Cenovus may, at its option, redeem all or any number of the then-outstanding series 2, series 6 and series 8 first preferred shares, by payment of an amount in cash for each share to be redeemed equal to $25.50. In each case, such payment shall also include all accrued and unpaid dividends thereon to but excluding the date fixed for redemption (less any tax or other amount required to be deducted and withheld).
If a dividend on any preferred share is not paid in full on any dividend payment date, then a dividend restriction on the common shares shall apply. The preferred share dividends are cumulative.
Second Preferred Shares
There were no second preferred shares outstanding as at December 31, 2024 (December 31, 2023 – nil).
F) Issued and Outstanding – Warrants

	2024		2023
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	7,625	25	55,720	184
Exercised	(3,982)	(13)	(2,610)	(8)
Purchased and Cancelled	—	—	(45,485)	(151)
Outstanding, End of Year	3,643	12	7,625	25
The exercise price of the warrants is $6.54 per share. The warrants expire on January 1, 2026.
On June 14, 2023, Cenovus purchased and cancelled 45.5 million warrants. The price for each warrant purchased represented a price of $22.18 per common share, less the warrant exercise price, for a total of $711 million. Retained earnings was reduced by $560 million, representing the excess of the purchase price of the warrants over their average carrying value, and $2 million in transaction costs.
G) Paid in Surplus
Cenovus’s paid in surplus reflects the Company’s retained earnings prior to the split of Encana Corporation (now known as Ovintiv Inc. (“Ovintiv”)) under the plan of arrangement into two independent energy companies, Ovintiv and Cenovus. In addition, paid in surplus includes the excess of the purchase price of common shares over their average carrying value for shares purchased under the NCIB, the excess or deficiency of treasury shares over their average carrying value to settle the employee long-term incentive (“LTI”) liability, and stock-based compensation expense related to the Company’s net settlement rights (“NSRs”) discussed in Note 29.

	Retained Earnings Prior to Ovintiv Split	Stock-Based Compensation	Total
As at December 31, 2022	2,395	296	2,691
Stock-Based Compensation Expense	—	11	11
Purchase of Common Shares Under NCIB	(688)	—	(688)
Common Shares Issued on Exercise of Stock Options	—	(12)	(12)
As at December 31, 2023	1,707	295	2,002
Stock-Based Compensation Expense	—	11	11
Purchase of Common Shares Under NCIB	(966)	—	(966)
Preferred Shares Redeemed	(87)	—	(87)
Common Shares Issued on Exercise of Stock Options	—	(16)	(16)
As at December 31, 2024	654	290	944